Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of initial fixed $100 investment based on:(4)	Net Loss ($ million)
					Total shareholder return ($)
2025	5,463,701	(3,299,907)	2,221,363	(420,567)	$6.31	149.3
2024	6,614,704	530,461	2,431,269	649,835	$57.97	210.3
2023	11,165,999	5,182,668	4,200,056	2,135,482	$79.71	161.3

Named Executive Officers, Footnote	Dr. Coulie served as our PEO for the entirety of 2025, 2024, and 2023 and our other Named Executive Officers for the applicable years were as follows:
–2025: Keith Cummings, Minnie Kuo and Eric Lefebvre
–2024: Keith Cummings, Hans Hull, Eric Lefebvre and Mike Ouimette
–2023: Keith Cummings Hans Hull, Eric Lefebvre and Mike Ouimette
We qualify as a smaller reporting company. Accordingly, Pay Versus Performance disclosure has been provided for 2025, 2024, and 2023 in accordance with SEC disclosure rules.

PEO Total Compensation Amount	$ 5,463,701	$ 6,614,704	$ 11,165,999
PEO Actually Paid Compensation Amount	$ (3,299,907)	530,461	5,182,668
Adjustment To PEO Compensation, Footnote	To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Coulie and for the average of the other Named Executive Officers is set forth following the footnotes to this table.
Compensation Actually Paid Adjustments

	PEO
Fiscal Year	2023	2024	2025
Summary Compensation Table Total (a)	$11,165,999	$6,614,704	$5,463,701
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(10,169,031)	(5,536,080)	(4,524,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	4,330,409	3,379,359	337,045
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	(2,075,000)	(1,524,677)	(3,107,524)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	647,979	557,771	113,919
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	1,282,312	(2,960,616)	(1,583,048)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	—	—
Compensation Actually Paid	$5,182,668	$530,461	$(3,299,907)

	Non-PEO NEOs(h)
Fiscal Year	2023	2024	2025
Summary Compensation Table Total (a)	$4,200,056	$2,431,269	$2,221,363
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(3,543,282)	(1,740,420)	(1,205,472)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	1,509,042	1,062,399	89,810
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	(545,517)	(479,955)	(1,076,171)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	225,673	175,347	30,355
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	289,510	(798,805)	(480,452)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	—	—
Compensation Actually Paid	$2,135,482	$649,835	$(420,567)
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other Named Executive Officers, amounts shown represent averages.
(b)Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)See footnote 1 above for the Named Executive Officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,221,363	2,431,269	4,200,056
Non-PEO NEO Average Compensation Actually Paid Amount	$ (420,567)	649,835	2,135,482
Adjustment to Non-PEO NEO Compensation Footnote	To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Coulie and for the average of the other Named Executive Officers is set forth following the footnotes to this table.
Compensation Actually Paid Adjustments

	PEO
Fiscal Year	2023	2024	2025
Summary Compensation Table Total (a)	$11,165,999	$6,614,704	$5,463,701
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(10,169,031)	(5,536,080)	(4,524,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	4,330,409	3,379,359	337,045
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	(2,075,000)	(1,524,677)	(3,107,524)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	647,979	557,771	113,919
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	1,282,312	(2,960,616)	(1,583,048)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	—	—
Compensation Actually Paid	$5,182,668	$530,461	$(3,299,907)

	Non-PEO NEOs(h)
Fiscal Year	2023	2024	2025
Summary Compensation Table Total (a)	$4,200,056	$2,431,269	$2,221,363
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	(3,543,282)	(1,740,420)	(1,205,472)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (c)	1,509,042	1,062,399	89,810
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (d)	(545,517)	(479,955)	(1,076,171)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)	225,673	175,347	30,355
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	289,510	(798,805)	(480,452)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)	—	—	—
Compensation Actually Paid	$2,135,482	$649,835	$(420,567)
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other Named Executive Officers, amounts shown represent averages.
(b)Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)See footnote 1 above for the Named Executive Officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 6.31	57.97	79.71
Net Income (Loss)	$ 149,300,000	$ 210,300,000	$ 161,300,000
PEO Name	Dr. Coulie	Dr. Coulie	Dr. Coulie
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Dr. Coulie and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Named Executive Officers reported for the applicable year other than Dr. Coulie.Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2022 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against our performance goals under our annual cash incentive program. As is the case with many pre-commercial companies in the biotechnology industry, the Company’s incentive objectives are predominantly tied to the Company’s strategies and operational goals rather than financial goals. Accordingly, the Company’s compensation program is not meaningfully influenced by financial metrics, such as net loss and the Company does not have a company selected measure.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,524,000)	$ (5,536,080)	$ (10,169,031)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,045	3,379,359	4,330,409
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,107,524)	(1,524,677)	(2,075,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,919	557,771	647,979
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,583,048)	(2,960,616)	1,282,312
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,205,472)	(1,740,420)	(3,543,282)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,810	1,062,399	1,509,042
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,076,171)	(479,955)	(545,517)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,355	175,347	225,673
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(480,452)	(798,805)	289,510
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0